UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1300 E. Woodfield Rd.
          Ste 300
          Schaumburg, IL 60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847-397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass           Schaumburg, Il             April 25, 2013
   -----------------------           --------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           54
                                         -----------

Form 13F Information Table Value Total:  $   222,625
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
Aflac Inc.                                      001055102       4,524      86,964                              11,168         75,796
Alliant Energy Corp                             018802108       4,753      94,712                              11,851         82,861
Applied Materials                               38222105        1,619     120,094                              16,648        103,446
BALL CORPORATION                                058498106       4,782     100,513                              12,668         87,845
Berkshire Hathaway Cl A                         084670108         313           2                                   0              2
Boeing Co                                       097023105       4,675      54,459                               6,850         47,609
Cardinal Health Inc                             14149Y108       4,100      98,507                              12,300         86,207
Chevrontexaco Corp                              166764100       4,434      37,318                               4,674         32,644
Cisco Systems Inc                               17275R102       4,490     214,867                              26,677        188,190
Coca Cola Company                               191216100         204       5,044                                   0          5,044
Commerce Bancshares Inc                         200525103       4,689     114,852                              14,294        100,558
Conagra Incorporated                            205887102       4,669     130,369                              16,768        113,601
Exxon Mobil Corporation                         30231G102       4,410      48,945                               6,119         42,826
Garmin Ltd                                      H2906T109         221       6,700                                   0          6,700
Goodyear Tire & Rubber                          382550101       4,388     348,078                              44,073        304,005
Guggenheim Bulletshares 2013 C                  18383M589       6,238     299,057                              36,289        262,768
Guggenheim Bulletshares 2014 C                  18383M571      11,208     525,963                              71,401        454,562
Guggenheim Bulletshares 2015 C                  18383M563       8,709     398,384                              61,185        337,199
Guggenheim Bulletshares 2016 C                  18383M555      11,971     536,114                              66,419        469,695
Guggenheim Bulletshares 2017 C                  18383M548      12,011     524,250                              69,360        454,890
Guggenheim Bulletshares 2018 C                  18383M530       4,588     216,292                              28,396        187,896
HollyFrontier Corporation                       436106108       4,160      80,853                              10,270         70,583
Hologic Inc                                     436440101       1,594      70,524                               9,600         60,924
Huntington Bancshs Inc                          446150104       1,649     223,731                              30,094        193,637
Intel Corp                                      458140100       4,623     211,710                              26,585        185,125
Intl Business Machines                          459200101       4,521      21,194                               2,768         18,426
Ishares Silver Trust                            46428Q109         775      28,258                               4,785         23,473
Jarden Corp                                     471109108       4,459     104,068                              12,964         91,104
Kroger Company                                  501044101       5,034     151,902                              19,827        132,075
Liberty Interactive Hldg Cp A                   53071M104       1,620      75,823                              10,015         65,808
MARATHON PETE CORP                              56585A102       4,688      52,325                               6,811         45,514
Medtronic                                       585055106       4,552      96,934                              12,305         84,629
Omnicom Group                                   681919106       4,593      77,983                              10,019         67,964
Oracle Corporation                              68389X105       4,194     129,722                              16,015        113,707
Packaging Corp Amer                             695156109       1,788      39,838                               5,545         34,293
Pfizer Incorporated                             717081103       4,832     167,420                              20,321        147,099
Powershares Db Commodity Index                  73935S105         597      21,856                               1,239         20,617
Powershs Agriculture ETF                        73936B408       4,055     156,579                              28,263        128,316
Powershs Base Metals ETF                        73936B705       3,215     183,300                              33,578        149,722
Powershs Energy ETF                             73936B101       5,927     203,596                              36,641        166,955
Reinsurance Gp Amer New                         759351604       4,566      76,520                               9,644         66,876
Service Corp Intl                               817565104       1,792     107,120                              15,195         91,925
Slm Corporation                                 78442P106       4,742     231,309                              29,254        202,055
SPDR Gold Trust                                 78463V107       2,568      16,622                               2,991         13,631
Sprint Nextel                                   852061100       1,691     272,293                              36,510        235,783
Symantec Corp                                   871503108       4,714     191,003                              24,442        166,561
U G I Corporation New                           902681105       1,785      46,498                               6,452         40,046
United Parcel Service B                         911312106       4,648      54,112                               6,732         47,380
Verizon Communications                          92343V104       4,712      95,876                              12,263         83,613
Walgreen Company                                931422109       4,892     102,598                              13,552         89,046
Waste Connections Inc                           941053100       1,651      45,875                               6,281         39,594
Xcel Energy Inc Com                             98389B100       1,683      56,650                               7,571         49,079
Xerox Corp                                      984121103       4,784     556,276                              70,565        485,711
Zimmer Holdings Inc                             98956P102       4,527      60,178                               7,484         52,694